Acquisitions and divestitures - PT Vale Indonesia Tbk (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Divestment of shares to Indonesian participants ( as a percentage )	8.00%
PTVI
Disclosure of detailed information about business combination [line items]
Ownership interest sold in subsidiary (as a percent)		44.30%	20.00%
Divestment of shares to Indonesian participants ( as a percentage )			14.90%
Cash consideration from divestment of shares in subsidiary		$ 278
Loss from divestiture of shares in subsidiary				$ 179
Collective ownership Interest held by the company and SMM, after the divestment (as a percentage)		59.30%
Sumitomo Metal Mining Co., Ltd
Disclosure of detailed information about business combination [line items]
Ownership interest sold in subsidiary (as a percent)		15.00%
Divestment of shares to Indonesian participants ( as a percentage )			5.10%